3. Equipment	12 Months Ended
Mar. 31, 2013
Text Block [Abstract]
3. Equipment

NOTE 3 - EQUIPMENT

The Company’s equipment is as follows:

	March 31,	March 31,
	2013	2012	Estimated Life

Computer and office equipment	$49,951	$47,011	5 years
Less: accumulated depreciation	21,569	10,543
	$28,382	$36,468